Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common Class A [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class C [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 20, 2020
Balance, Shares at Dec. 20, 2020				0
Issuance of Class B ordinary shares to Sponsor, Shares				1
Net loss	(5,000)						(5,000)
Balance at Dec. 31, 2020	(5,000)						(5,000)
Balance, Shares at Dec. 31, 2020				1
Cancellation of Class B ordinary share to Sponsor, Shares				(1)
Issuance of Class B ordinary shares to Sponsor	12,500			$ 1,479		$ 11,021
Issuance of Class B ordinary shares to Sponsor, Shares				14,785,715
Issuance of Class C ordinary shares to Sponsor	12,500				$ 1,479	11,021
Issuance of Class C ordinary shares to Sponsor, Shares					14,785,715
Sale of Units in Initial Public Offering, less fair value of Public Warrants	661,365,000		$ 6,900			661,358,100
Sale of Units in Initial Public Offering, less fair value of Public Warrants, Shares			69,000,000
Offering costs	(37,123,549)					(37,123,549)
Class A ordinary shares subject to possible redemption	(613,509,327)		$ (6,135)			(613,503,192)
Class A ordinary shares subject to possible redemption, Shares			(61,350,933)
Net loss	(5,752,119)						(5,752,119)
Balance at Mar. 31, 2021	5,000,005		$ 765	$ 1,479	$ 1,479	10,753,401	(5,757,119)
Balance, Shares at Mar. 31, 2021			7,649,067	14,785,715	14,785,715
Balance at Dec. 31, 2020	(5,000)						(5,000)
Balance, Shares at Dec. 31, 2020				1
Net loss	(13,635,235)	$ 10,185,235
Balance at Jun. 30, 2021	5,000,007		$ 844	$ 1,479	$ 1,479	18,636,440	(13,640,235)
Balance, Shares at Jun. 30, 2021			8,437,379	14,785,715	14,785,715
Balance at Mar. 31, 2021	5,000,005		$ 765	$ 1,479	$ 1,479	10,753,401	(5,757,119)
Balance, Shares at Mar. 31, 2021			7,649,067	14,785,715	14,785,715
Class A ordinary shares subject to possible redemption	7,883,118		$ 79			7,883,039
Class A ordinary shares subject to possible redemption, Shares			788,312
Net loss	(7,883,116)	$ 4,433,116					(7,883,116)
Balance at Jun. 30, 2021	$ 5,000,007		$ 844	$ 1,479	$ 1,479	$ 18,636,440	$ (13,640,235)
Balance, Shares at Jun. 30, 2021			8,437,379	14,785,715	14,785,715